Statements Of Changes In Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Statements Of Changes In Equity [Abstract]
Issuance of share capital and warrants, issuance costs	$ 1,414